Summary of amounts for actuarial loss on obligation recognized in other comprehensive income (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Actuarial loss/ (gain) on obligation	[1]	₨ (2,009)	₨ (25,396)	₨ 5,776

[1]	Refer to Note 31 for the movement during the year.